Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Liabilities Subject to Fair Value Measurements	Liabilities subject to fair value measurements are as follows:
	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout Shares liability	$—	$—	$61,393,000	$61,393,000
True Up Shares liability	—	—	286,000	286,000
Subject Vesting Shares liability	—	—	14,217,000	14,217,000
Total liabilities	$—	$—	$75,896,000	$75,896,000

Schedule of Estimated Fair Value of the Earnout Shares	The Earnout term of 5 years and the Earnout mechanics represent contractual inputs. Assumptions such as risk-free rate, stock price, volatility, and discount rate were based on market data. See the following summary of key inputs:
	As of March 31, 2024	As of March 14, 2024
Stock Price(1)	$11.29	10.00
Volatility	35%	35%
Risk free rate of return	4.17%	4.24%
Expected term (in years)	5.0	5.0

(1)      At March 14, 2024, the $10.00 price represents the Business Combination price.

Schedule of Earnout Share Liability
For the three months ended March 31, 2024
Earnout Shares Liability as of December 31, 2023	$—
Assumed in the reverse recapitalization	53,721,000
Change in fair value	7,672,000
Balance as of March 31, 2024	$61,393,000

Schedule of Changes in the Fair Value of the True Up Shares liability	The following table presents the changes in the fair value of the True Up Shares liability at March 31, 2024.
For the three months ended March 31, 2024
Balance as of December 31, 2023	$—
Assumed in the Business Combination	555,000
Change in fair value	(269,000)
Balance as of March 31, 2024	$286,000

Schedule of Vesting Shares Liability	The following table presents the changes in the fair value of the Subject Vesting Shares liability at March 31, 2024.
For the three months ended March 31, 2024
Balance as of December 31, 2023	$—
Assumed in the Business Combination	11,792,000
Change in fair value	2,425,000
Balance as of March 31, 2024	$14,217,000

Power & Digital Infrastructure Acquisition II Corp. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Liabilities Subject to Fair Value Measurements	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
Description	Level 1	Level 2	Level 3
December 31, 2023 – Assets
Investments held in Trust Account	$114,641,527	—	—
December 31, 2022 – Assets
Investments held in Trust Account	$294,395,846	—	—